[LOGO]
                                                          [PHOTO]

Semiannual Report June 30, 1999

                                  EATON VANCE

                                   GOVERNMENT

                                  OBLIGATIONS

                                      FUND

                     Global Management-Global Distribution

[PHOTO]

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 1999
INVESTMENT UPDATE

[PHOTO]
Susan Schiff
Portfolio Manager

INVESTMENT ENVIRONMENT
-----------------------------
  THE ECONOMY

- Despite fears of a slowdown, the U.S. economy remained on track in the first half of 1999. While inflation remained relatively tame, concerns over preemptive actions by the Federal Reserve pushed interest rates sharply higher, with three-year Treasury bond yields rising to 5.58% by June 30, 1999. At month-end, the Fed raised the Federal Funds rate by 25 basis points (.25%).

- Following one of the most difficult years on record, the outlook improved significantly for the mortgage securities (MBS) market in the first half of 1999. Yield spreads - which had reached unusually wide levels in the fall of 1998 - narrowed significantly in early 1999, as investors recognized the exceptional value in mortgage securities.

- The seasoned sector of the MBS market - which suffered inordinately in the market chaos of 1998 - has rebounded in the first half of the year. Contrary to the fears of some investors, prepayment rates for seasoned MBS remained well below those of generic MBS, consistent with their historic trends.

THE FUND
-----------------------------
  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -0.62% during the six months ended June 30, 1999.(1) This return resulted from a decrease in net asset value per share (NAV) to $9.96 on June 30, 1999 from $10.40 on December 31, 1998, and the reinvestment of $0.377 in dividends.

- The Fund's Class B shares had a total return of -1.02% during the six months ended June 30, 1999.(1) This return resulted from a decrease in NAV to $8.57 on June 30, 1999 from $8.95 on December 31, 1998, and the reinvestment of $0.29 in dividends.

- The Fund's Class C shares had a total return of -1.02% during the six months ended June 30, 1999.(1) This return resulted from a decrease in NAV to $8.58 on June 30, 1999 from $8.96 on December 31, 1998, and the reinvestment of $0.29 in dividends.

  MANAGEMENT DISCUSSION

- As interest rates moved higher during the six-month period, mortgage securities outperformed the Treasury market and shorter-maturity bonds outperformed long-term bonds. The Lehman Brothers Intermediate Government Bond Index(2) - an unmanaged index of intermediate-maturity U.S. government bond issues - had a total return of -0.47% during the period, while the longer-maturity Lehman Government/Corporate Bond Index had a return of -2.28%.(2)

- The Portfolio benefited from management's decision to use last year's market correction as a buying opportunity. The sharp market retreat - and unwarranted fears of a pick-up in seasoned prepayment rates - created unusually good values within the seasoned segment of the MBS market.

- The majority (59.3%) of the Portfolio's investments were in seasoned LOW-COUPON MBS at June 30, 1999. With little incentive for homeowners to refinance, these low interest rate mortgages continue to provide relatively stable cash flows. A smaller segment of the Portfolio was again dedicated to higher-coupon MBS, which provided an excellent yield advantage over similar maturity Treasury bonds.

- The Portfolio had a duration of 3.0 years at June 30, 1999, toward the middle of the Portfolio's duration range. Duration is a measure of interest rate sensitivity that factors average maturity and future cash flows.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT
DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF JUNE 30, 1999

Performance(3)                     Class A  Class B  Class C
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            2.77%    2.01%    1.99%
Five Years                          6.20     5.46     5.26
Ten Years                           7.11     N.A.     N.A.
Life of Fund+                       8.42     4.36     4.18
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                           -2.11%   -2.76%    1.04%
Five Years                          5.17     5.16     5.26
Ten Years                           6.59     N.A.     N.A.
Life of Fund+                       8.07     4.24     4.18

+Inception dates: Class A: 8/24/84; Class B: 11/1/93; Class C: 11/1/93

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 4.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year; for Class C, the one-year return reflects a 1% CDSC.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investment in Government Obligations
   Portfolio, at value
   (identified cost, $392,627,165)        $ 386,782,311
Receivable for Fund shares sold                 159,854
-------------------------------------------------------
TOTAL ASSETS                              $ 386,942,165
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Dividends payable                         $   1,104,007
Payable for Fund shares redeemed                541,760
Payable to affiliate for Trustees' fees           2,946
Other accrued expenses                          497,627
-------------------------------------------------------
TOTAL LIABILITIES                         $   2,146,340
-------------------------------------------------------
NET ASSETS                                $ 384,795,825
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 449,922,690
Accumulated net realized loss from
   Portfolio
   (computed on the basis of identified
   cost)                                    (58,231,377)
Accumulated distributions in excess of
   net investment income                     (1,050,634)
Net unrealized depreciation from
   Portfolio
   (computed on the basis of identified
   cost)                                     (5,844,854)
-------------------------------------------------------
TOTAL                                     $ 384,795,825
-------------------------------------------------------

Class A Shares
-------------------------------------------------------
NET ASSETS                                $ 226,639,893
SHARES OUTSTANDING                           22,746,352
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $        9.96
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.96)       $       10.46
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $ 125,552,203
SHARES OUTSTANDING                           14,644,932
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $        8.57
-------------------------------------------------------

Class C Shares
-------------------------------------------------------
NET ASSETS                                $  32,603,729
SHARES OUTSTANDING                            3,800,294
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $        8.58
-------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
-------------------------------------------------------
Interest allocated from Portfolio         $  17,641,023
Expenses allocated from Portfolio            (1,722,499)
-------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  15,918,524
-------------------------------------------------------

Expenses
-------------------------------------------------------
Trustees fees and expenses                $       3,128
Distribution and service fees
   Class A                                      299,788
   Class B                                      645,076
   Class C                                      167,771
Transfer and dividend disbursing agent
   fees                                         131,425
Custodian fee                                    44,890
Registration fees                                40,240
Printing and postage                             18,551
Legal and accounting services                    15,419
Miscellaneous                                    15,812
-------------------------------------------------------
TOTAL EXPENSES                            $   1,382,100
-------------------------------------------------------

NET INVESTMENT INCOME                     $  14,536,424
-------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (4,233,218)
   Financial futures contracts                   38,803
-------------------------------------------------------
NET REALIZED LOSS                         $  (4,194,415)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $ (13,362,462)
   Financial futures contracts                  (29,342)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (13,391,804)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (17,586,219)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (3,049,795)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $   14,536,424      $    31,051,596
   Net realized gain (loss)                      (4,194,415)           4,112,519
   Net change in unrealized
      appreciation (depreciation)               (13,391,804)         (12,945,586)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   (3,049,795)     $    22,218,529
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                $   (8,931,192)     $   (20,440,557)
      Class B                                    (4,295,675)          (8,144,144)
      Class C                                    (1,116,546)          (2,378,819)
   From tax return capital
      Class A                                            --             (194,792)
      Class B                                            --              (89,948)
      Class C                                            --              (23,787)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $  (14,343,413)     $   (31,272,047)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                                $   32,427,561      $    95,924,125
      Class B                                    14,750,141           68,635,046
      Class C                                     3,268,567           17,843,615
   Issued in reorganization of EV
      Marathon and EV Classic
      Government Obligations Fund
      Class B                                            --          121,843,468
      Class C                                            --           36,536,485
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     4,168,487            8,923,556
      Class B                                     1,861,505            3,356,428
      Class C                                       723,098            1,401,542
   Cost of shares redeemed
      Class A                                   (51,309,440)        (124,199,142)
      Class B                                   (17,500,538)         (59,242,911)
      Class C                                    (4,659,770)         (20,290,499)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS              $  (16,270,389)     $   150,731,713
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $  (33,663,597)     $   141,678,195
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999       YEAR ENDED
Net Assets                                (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
At beginning of period                       $  418,459,422      $   276,781,227
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  384,795,825      $   418,459,422
--------------------------------------------------------------------------------

Accumulated
distributions in excess
of net investment income
included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                             $   (1,050,634)     $    (1,243,645)
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED
                                                             JUNE 30, 1999
                                                                     (UNAUDITED)(1)
                                                         --------------------------------------
                                                          CLASS A        CLASS B       CLASS C
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                   $ 10.400       $  8.950       $ 8.960
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income                                    $  0.381       $  0.295       $ 0.295
Net realized and unrealized gain (loss)                    (0.444)        (0.385)       (0.385)
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                      $ (0.063)      $ (0.090)      $(0.090)
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income                               $ (0.377)      $ (0.290)      $(0.290)
In excess of net investment income                             --             --            --
From tax return of capital                                     --             --            --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      $ (0.377)      $ (0.290)      $(0.290)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                         $  9.960       $  8.570       $ 8.580
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                             (0.62)%        (1.02)%       (1.02)%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                $226,640       $125,552       $32,604
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                               1.24%(4)       1.99%(4)      1.99%(4)
   Net investment income                                     7.53%(4)       6.78%(4)      6.78%(4)
-----------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,

                                                                        1998(1)                     1997        1996        1995
                                                         --------------------------------------   ---------   ---------   ---------
                                                           CLASS A        CLASS B      CLASS C     CLASS A     CLASS A     CLASS A
-------------------------------------------------------
Net asset value -- Beginning of period                   $ 10.620        $  9.140     $ 9.130     $ 10.680    $ 11.020    $ 10.420
-------------------------------------------------------
Income (loss) from operations
-------------------------------------------------------
Net investment income                                    $  0.783        $  0.602     $ 0.607     $  0.799    $  0.810    $  0.807
Net realized and unrealized gain (loss)                    (0.215)         (0.182)     (0.172)      (0.051)     (0.340)      0.603
-------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                      $  0.568        $  0.420     $ 0.435     $  0.748    $  0.470    $  1.410
-------------------------------------------------------
Less distributions
-------------------------------------------------------
From net investment income                               $ (0.781)       $ (0.603)    $(0.599)    $ (0.801)   $ (0.810)   $ (0.810)
In excess of net investment income                             --              --          --           --          --          --
From tax return of capital                                 (0.007)         (0.007)     (0.006)      (0.007)         --          --
-------------------------------------------------------
TOTAL DISTRIBUTIONS                                      $ (0.788)       $ (0.610)    $(0.605)    $ (0.808)   $ (0.810)   $ (0.810)
-------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                         $ 10.400        $  8.950     $ 8.960     $ 10.620    $ 10.680    $ 11.020
-------------------------------------------------------
TOTAL RETURN(2)                                              5.56%           4.76%       4.92%        7.26%       4.52%      13.97%
-------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------
Net assets, end of period (000's omitted)                $251,727        $132,013     $34,719     $276,781    $302,963    $359,738
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                               1.32%           2.07%       2.07%        1.24%       1.16%       1.16%
   Net investment income                                     7.46%           6.66%       6.71%        7.57%       7.59%       7.53%
-------------------------------------------------------


                                                           1994
                                                         ---------
                                                          CLASS A
-------------------------------------------------------
Net asset value -- Beginning of period                   $ 11.480
-------------------------------------------------------
Income (loss) from operations
-------------------------------------------------------
Net investment income                                    $  0.805
Net realized and unrealized gain (loss)                    (1.029)
-------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                      $ (0.224)
-------------------------------------------------------
Less distributions
-------------------------------------------------------
From net investment income                               $ (0.805)
In excess of net investment income                         (0.031)
From tax return of capital                                     --
-------------------------------------------------------
TOTAL DISTRIBUTIONS                                      $ (0.836)
-------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                         $ 10.420
-------------------------------------------------------
TOTAL RETURN(2)                                             (2.03)%
-------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------
Net assets, end of period (000's omitted)                $386,186
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                               1.17%
   Net investment income                                     7.70%
-------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sale charge (see Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100.0% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $48,318,452 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. A portion of the capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. The capital loss carryovers will expire on December 31, 1999 ($1,545,746), December 31, 2000 ($5,952,987), December 31, 2001
   ($70,869), December 31, 2002 ($17,954,518), December 31, 2003 ($2,688,390),
   December 31, 2004 ($10,207,058), December 31, 2005 ($4,786,337) and December
   31, 2006 ($5,112,547).

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS A                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                            3,173,924           9,108,147
Issued to shareholders electing to
 receive payments of distribution in
 Fund shares                                       408,849             849,495
Redemptions                                     (5,033,838)        (11,833,295)
------------------------------------------------------------------------------
NET DECREASE                                    (1,451,065)         (1,875,653)
------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS B                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                            1,677,652           7,600,366
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                       212,196             371,618
Redemptions                                     (1,995,534)         (6,557,844)
Issued to EV Marathon Government
 Obligations Fund shareholders                          --          13,336,478
------------------------------------------------------------------------------
NET INCREASE (DECREASE)                           (105,686)         14,750,618
------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS C                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              371,347           1,967,561
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                        82,317             155,019
Redemptions                                       (529,983)         (2,246,435)
Issued to EV Classic Government
 Obligations Fund shareholders                          --           4,000,468
------------------------------------------------------------------------------
NET INCREASE (DECREASE)                            (76,319)          3,876,613
------------------------------------------------------------------------------

4 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1999, aggregated $50,680,296 and $83,241,064, respectively.

5 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's of BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $11,611 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 1999.

6 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan). The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5.00% and 6.25% of the

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 7) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $483,807 and $125,828 for Class B and Class C shares, respectively, for the six months ended June 30, 1999, to or payable to EVD representing 0.75% (annualized) of average daily net assets for Class B and Class C shares. At June 30, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $4,679,000 and $10,278,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A (Service Plan), Class B and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distributions fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 1999 amounted to $299,788, $161,269 and $41,943 for Class A, Class B and Class C shares, respectively.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note
   6). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $224,000 and $4,300 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 1999.

8 Transfer of Net Assets
-------------------------------------------
   On January 1, 1998, EV Traditional Government Obligations Fund acquired the net assets of the EV Marathon Government Obligations Fund and EV Classic Government Obligations Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Traditional Government Obligations Fund, at the closing, issued 13,336,478 Class B shares and 4,000,468 Class C shares of the Fund having an aggregate value of $121,843,468 and $36,536,485, respectively. As a result, the Fund issued one Class B share and one Class C share for each share of EV Marathon Government Obligations Fund and EV Classic Government Obligations Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Government Obligations Fund's and EV Classic Government Obligations Fund's net assets at the date of the transaction were $121,843,468 and $36,536,485, respectively, including $2,093,697 and $(697,901) of unrealized appreciation (depreciation). Directly after the merger, the combined net assets of the Eaton Vance Government Obligations Fund (formerly "EV Traditional Government Obligations Fund") were $435,161,180 with a net asset value of $10.62, $9.14 and $9.13 for Class A, Class B and Class C, respectively.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MORTGAGE PASS-THROUGHS -- 95.5%


                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000'S
                                                    OMITTED)     VALUE
------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   5.00%, with various maturities to 2003             $    145   $     143,699
   5.25%, with various maturities to 2005                   75          73,969
   5.50%, with various maturities to 2011                  300         296,662
   6.00%, with various maturities to 2022                1,180       1,173,211
   6.25%, with various maturities to 2013                  300         299,234
   6.50%, with various maturities to 2022               10,770      10,772,882
   6.75%, with various maturities to 2008                  283         283,895
   7.00%, with various maturities to 2019                5,877       5,920,564
   7.25%, with maturity at 2003                            584         590,855
   7.50%, with various maturities to 2020                9,678       9,834,517
   7.75%, with various maturities to 2018                1,928       1,965,587
   8.00%, with various maturities to 2026               39,767      40,864,498
   8.25%, with various maturities to 2017               14,774      15,228,355
   8.50%, with various maturities to 2018               17,403      18,106,586
   8.75%, with various maturities to 2016               10,906      11,310,623
   9.00%, with various maturities to 2020               15,536      16,198,599
   9.25%, with various maturities to 2010                4,951       5,201,534
   9.50%, with various maturities to 2016                6,070       6,409,291
   10.00%, with various maturities to 2017                 101         107,386
   11.00%, with various maturities to 2019               3,081       3,363,992
   11.50%, with maturity at 2015                           513         568,696
   12.00%, with various maturities to 2019               1,334       1,494,548
   12.25%, with various maturities to 2019               1,399       1,575,793
   12.50%, with various maturities to 2019              10,385      11,779,498
   12.75%, with various maturities to 2015                 580         657,807
   13.00%, with various maturities to 2019               3,060       3,511,645
   13.25%, with various maturities to 2019                 202         233,079
   13.50%, with various maturities to 2015               2,584       2,955,229
   13.75%, with maturity at 2010                            25          28,103
   14.00%, with various maturities to 2016               1,237       1,435,235
   14.50%, with various maturities to 2014                 129         151,222
   14.75%, with maturity at 2010                           472         548,394
   15.00%, with various maturities to 2013                 595         707,324
   15.25%, with maturity at 2012                           140         167,548
   15.50%, with various maturities to 2012                  86         102,570
   16.00%, with various maturities to 2012                  66          79,417
   16.25%, with various maturities to 2012                 104         126,837
------------------------------------------------------------------------------
                                                                 $ 174,268,884
------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000'S
                                                    OMITTED)     VALUE
------------------------------------------------------------------------------

Federal National Mortgage Assn.:
   0.25%, with maturity at 2014                       $     74   $      64,085
   3.50%, with maturity at 2007                             64          60,842
   5.00%, with various maturities to 2017                  246         239,325
   5.25%, with maturity at 2006                             99          96,538
   5.50%, with various maturities to 2006                  113         110,831
   5.75%, with maturity at 2003                             36          35,431
   6.00%, with various maturities to 2010                  803         793,039
   6.25%, with various maturities to 2007                  233         232,181
   6.50%, with various maturities to 2017                  569         569,256
   6.75%, with various maturities to 2007                  304         305,251
   7.00%, with various maturities to 2018                1,674       1,686,662
   7.25%, with various maturities to 2017                1,053       1,065,839
   7.50%, with various maturities to 2020                6,825       6,941,663
   7.75%, with various maturities to 2008                  703         716,197
   8.00%, with various maturities to 2022               30,743      31,581,327
   8.25%, with various maturities to 2025               13,217      13,643,843
   8.50%, with various maturities to 2020               16,261      16,846,216
   8.75%, with various maturities to 2017                  766         796,406
   9.00%, with various maturities to 2022               20,688      21,762,319
   9.25%, with various maturities to 2016                2,425       2,553,358
   9.50%, with various maturities to 2016                5,193       5,521,316
   9.75%, with maturity at 2019                            289         309,266
   10.00%, with maturity at 2020                         2,543       2,721,233
   11.00%, with various maturities to 2020               2,348       2,586,736
   11.50%, with various maturities to 2016               3,013       3,354,610
   11.75%, with various maturities to 2015                 972       1,085,851
   12.00%, with various maturities to 2020               8,786       9,880,462
   12.25%, with various maturities to 2015               1,798       2,031,806
   12.50%, with various maturities to 2021               8,773       9,939,802
   12.75%, with various maturities to 2014                 866         983,485
   13.00%, with various maturities to 2027               7,845       8,962,752
   13.25%, with various maturities to 2015               1,294       1,492,422
   13.50%, with various maturities to 2015               4,424       5,157,434
   13.75%, with various maturities to 2014                 103         118,657
   14.00%, with various maturities to 2014                 289         339,730
   14.25%, with various maturities to 2014                 102         119,443
   14.50%, with various maturities to 2014                 174         205,603
   14.75%, with various maturities to 2012               2,417       2,844,369
   15.00%, with various maturities to 2013               2,798       3,333,813
   15.50%, with various maturities to 2012                 551         659,674
   15.75%, with maturity at 2011                            18          21,741
   16.00%, with various maturities to 2012                 194         235,520
------------------------------------------------------------------------------
                                                                 $ 162,006,334
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000'S
                                                    OMITTED)     VALUE
------------------------------------------------------------------------------
Government National Mortgage Assn.:
   7.25%, with various maturities to 2022             $  2,354   $   2,401,183
   7.50%, with maturity at 2017                            611         629,897
   8.00%, with various maturities to 2017               12,387      12,750,830
   8.25%, with various maturities to 2008                  285         294,774
   8.50%, with various maturities to 2018                1,522       1,585,428
   9.00%, with maturity at 2011                            285         301,222
   11.50%, with maturity at 2013                           127         141,917
   12.00%, with various maturities to 2015               2,068       2,335,229
   12.50%, with various maturities to 2019               8,654       9,843,526
   13.00%, with various maturities to 2014                 711         817,585
   13.50%, with various maturities to 2012                 151         173,449
   14.00%, with maturity at 2015                            34          40,254
   14.50%, with various maturities to 2014                 173         206,488
   15.00%, with various maturities to 2013                 414         498,130
   16.00%, with various maturities to 2012                 187         229,819
------------------------------------------------------------------------------
                                                                 $  32,249,731
------------------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.
   Series B Class 3, 12.5%, due 2013
   Collateral 100% FHLMC PC                           $     96   $     103,926
   Salomon Brothers Mortgage Securities II, Inc.
   11.5%, due 2015                                         747         774,759
------------------------------------------------------------------------------
                                                                 $     878,685
------------------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost, $372,849,693)                               $ 369,403,634
------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DEBENTURES -- 18.4%


                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000'S
                                                    OMITTED)     VALUE
------------------------------------------------------------------------------

Federal National Mortgage Assn., 6.00%, 5/15/08(1)    $ 73,000   $  71,015,348
------------------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost, $73,840,960)                                $  71,015,348
------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 1.7%

                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000'S
                                                    OMITTED)     VALUE
------------------------------------------------------------------------------

U.S. Treasury Bond, 7.125%, 2/15/23(2)                $  6,000   $   6,650,628
------------------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $6,328,125)                                 $   6,650,628
------------------------------------------------------------------------------
Total Investments -- 115.6%
   (identified cost $453,018,778)                                $ 447,069,610
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (15.6)%                        $ (60,287,278)
------------------------------------------------------------------------------
Net Assets -- 100%                                               $ 386,782,332
------------------------------------------------------------------------------

(1)  A portion of this security is on loan at June 30, 1999.
(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
----------------------------------------------------------------------
Investments, at value (identified cost, $453,018,778)    $ 447,069,610
Cash                                                            92,329
Receivable for investments sold                              1,836,958
Interest receivable                                          3,962,246
----------------------------------------------------------------------
TOTAL ASSETS                                             $ 452,961,143
----------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------
Collateral for securities loaned                         $  63,158,401
Demand note payable                                          2,800,000
Payable for daily variation margin on open
   financial futures contracts                                 150,010
Payable to affiliate for Trustees' fees                         18,261
Other accrued expenses                                          52,139
----------------------------------------------------------------------
TOTAL LIABILITIES                                        $  66,178,811
----------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
   PORTFOLIO                                             $ 386,782,332
----------------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals  $ 392,620,150
Net unrealized depreciation (computed on the basis of
   identified cost)                                         (5,837,818)
----------------------------------------------------------------------
TOTAL                                                    $ 386,782,332
----------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
----------------------------------------------------------------------
Interest                                                 $  17,641,023
----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                  $  17,641,023
----------------------------------------------------------------------

Expenses
----------------------------------------------------------------------
Investment adviser fee                                   $   1,528,807
Trustees fees and expenses                                      19,369
Custodian fee                                                  110,605
Legal and accounting services                                   19,116
Miscellaneous                                                   44,602
----------------------------------------------------------------------
TOTAL EXPENSES                                           $   1,722,499
----------------------------------------------------------------------

NET INVESTMENT INCOME                                    $  15,918,524
----------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)       $  (4,233,218)
   Financial futures contracts                                  38,803
----------------------------------------------------------------------
NET REALIZED LOSS                                        $  (4,194,415)
----------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                   $ (13,452,742)
   Financial futures contracts                                  60,938
----------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)     $ (13,391,804)
----------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                         $ (17,586,219)
----------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS               $  (1,667,695)
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $   15,918,524      $    34,090,075
   Net realized gain (loss)                      (4,194,415)           4,112,519
   Net change in unrealized
      appreciation (depreciation)               (13,391,804)         (12,945,586)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   (1,667,695)     $    25,257,008
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   50,680,296      $   187,817,118
   Withdrawals                                  (83,241,064)        (225,170,325)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $  (32,560,768)     $   (37,353,207)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $  (34,228,463)     $   (12,096,199)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $  421,010,795      $   433,106,994
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  386,782,332      $   421,010,795
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          SIX MONTHS
                                          ENDED                                    YEAR ENDED DECEMBER 31,
                                          JUNE 30, 1999       -----------------------------------------------------------------
                                          (UNAUDITED)           1998          1997          1996          1995          1994
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------------------
Expenses                                            0.85%(1)      0.89%         0.83%         0.82%         0.82%         0.80%
Net investment income                               7.88%(1)      7.85%         7.95%         7.88%         7.82%         8.03%
Portfolio turnover                                     6%           48%           20%           11%           19%           35%
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                     $386,782      $421,011      $433,107      $455,523      $521,789      $515,670
-------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Mortgage backed, "pass-through" securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than mortgage backed, "pass-through" securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

 C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 E Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 F Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 G Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 H Other -- Investment transactions are accounted for on the date the investments are purchased or sold.

 I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Purchases and Sales of Investments
-------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $30,527,517, $3,897,382 and $64,158,890, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. For the six months ended June 30, 1999, the fee was equivalent to 0.75% (annualized) of the Portfolio's average net assets for such period and amounted to $1,528,807. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 1999 was $1,415,017 and the average interest rate was 5.09%. The maximum borrowing outstanding at any time during the six months ended June 30, 1999 was $11,346,000. As of June 30, 1999, $2,800,000
   was outstanding.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Securities Lending Agreement
-------------------------------------------
   The Portfolio has established a securities lending agreement with a broker in which the Portfolio lends portfolio securities to the broker in exchange for collateral consisting of either cash or U.S. government securities. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received. At June 30, 1999, the value of the securities loaned and the value of the collateral amounted to approximately $63,000,000 and $64,000,000, respectively.

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 451,938,282
-------------------------------------------------------
Gross unrealized appreciation             $   2,079,266
Gross unrealized depreciation                (6,947,938)
-------------------------------------------------------
NET UNREALIZED DEPRECIATION               $  (4,868,672)
-------------------------------------------------------

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 1999 is as follows:

                             FUTURES CONTRACTS
---------------------------------------------------------------------------
EXPIRATION                                                  NET UNREALIZED
DATE          CONTRACTS                       POSITION       APPRECIATION
---------------------------------------------------------------------------
9/99          200 US Treasury Five Year
              Note Futures                    Short             $111,350

   At June 30, 1999, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE GOVERNMENT OBLIGATIONS FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

GOVERNMENT OBLIGATIONS PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Susan Schiff
Vice President and
Portfolio Manager

Mark S. Venezia
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF
GOVERNMENT OBLIGATIONS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE
GOVERNMENT OBLIGATIONS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



EATON VANCE GOVERNMENT OBLIGATIONS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
3-4257                                                                GOSRC-8/99